Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information
15.	SEGMENT INFORMATION

The operations of Vistra Energy are aligned into two reportable business segments: Wholesale Generation and Retail Electricity. Our chief operating decision maker reviews the results of these two segments separately and allocates resources to the respective segments as part of our strategic operations. These two business units offer different products or services and involve different risks.

The Wholesale Generation segment is engaged in electricity generation, wholesale energy sales and purchases, commodity risk management activities, fuel production and fuel logistics management, all largely in the ERCOT market. These activities are substantially all conducted by Luminant.

The Retail Electricity segment is engaged in retail sales of electricity and related services to residential, commercial and industrial customers, all largely in the ERCOT market. These activities are substantially all conducted by TXU Energy.

Corporate and Other represents the remaining non-segment operations consisting primarily of general corporate expenses, interest, taxes and other expenses related to our support functions that provide shared services to our Wholesale Generation and Retail Electricity segments.

The accounting policies of the business segments are the same as those described in the summary of significant accounting policies in Note 1 to the Financial Statements in our December 31, 2016 audited financial statements. Our chief operating decision maker uses more than one measure to assess segment performance, including reported segment operating income and segment net income (loss), which is the measure most comparable to consolidated net income (loss) prepared based on GAAP. We account for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices. Certain shared services costs are allocated to the segments.

	Three Months Ended September 30, 2017	Nine Months Ended September 30, 2017
Operating revenues (a)
Wholesale Generation	$1,203	$2,757
Retail Electricity	1,286	3,136
Eliminations	(656)	(1,406)

Consolidated operating revenues	$1,833	$4,487

Depreciation and amortization
Wholesale Generation	$60	$167
Retail Electricity	108	322
Corporate and Other	10	30

Consolidated depreciation and amortization	$178	$519

Operating income (loss)
Wholesale Generation	$469	$651
Retail Electricity	(3)	54
Corporate and Other	(14)	(47)

Consolidated operating income	$452	$658

Net income (loss)
Wholesale Generation	$469	$653
Retail Electricity	7	77
Corporate and Other	(203)	(405)

Consolidated net income	$273	$325

(a)

For the three and nine months ended September 30, 2017, includes third-party unrealized net gains from mark-to-market valuations of commodity positions of $137 million and $204 million, respectively, recorded to the Wholesale Generation segment and $2 million and $11 million, respectively, recorded to the Retail Electricity segment. In addition, for the three and nine months ended September 30, 2017, unrealized net gains with affiliate of $89 million and $171 million, respectively, were recorded to operating revenues for the Wholesale Generation segment and corresponding unrealized net losses with affiliate of $(89) million and $(171) million, respectively, were recorded to fuel, purchased power costs and delivery fees for the Retail Electricity segment, with no impact to consolidated results.

	September 30, 2017	December 31, 2016
Total assets
Wholesale Generation	$7,445	$6,952
Retail Electricity	5,926	5,753
Corporate and Other and Eliminations	1,629	2,462

Consolidated total assets	$15,000	$15,167

21. SEGMENT INFORMATION

The operations of Vistra Energy are aligned into two reportable business segments: Wholesale Generation and Retail Electricity. Our chief operating decision maker reviews the results of these two segments separately and allocates resources to the respective segments as part of our strategic operations. These two business units offer different products or services and involve different risks.

The Wholesale Generation segment is engaged in electricity generation, wholesale energy sales and purchases, commodity risk management activities, fuel production and fuel logistics management, all largely in the ERCOT market. These activities are substantially all conducted by Luminant.

The Retail Electricity segment is engaged in retail sales of electricity and related services to residential, commercial and industrial customers, all largely in the ERCOT market. These activities are substantially all conducted by TXU Energy.

Corporate and Other represents the remaining non-segment operations consisting primarily of general corporate expenses, interest, taxes and other expenses related to our support functions that provide shared services to our Wholesale Generation and Retail Electricity segments.

The accounting policies of the business segments are the same as those described in the summary of significant accounting policies in Note 1. Our chief operating decision maker uses more than one measure to assess segment performance, including reported segment operating income and segment net income (loss), which is the measure most comparable to consolidated net income (loss) prepared based on GAAP. We account for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices or regulated rates. Certain shared services costs are allocated to the segments.

Successor
Period from October 3, 2016 through December 31, 2016
Operating revenues (a)
Wholesale Generation	$450
Retail Electricity	912
Eliminations	(171)

Consolidated operating revenues	$1,191
Depreciation and amortization
Wholesale Generation	$53
Retail Electricity	153
Corporate and Other	11
Eliminations	(1)

Consolidated depreciation and amortization	$216

Operating income (loss)
Wholesale Generation	$(255)
Retail Electricity	111
Corporate and Other	(17)

Consolidated operating income (loss)	$(161)

Interest expense and related charges
Wholesale Generation	$(1)
Retail Electricity	—
Corporate and Other	66
Eliminations	(5)

Consolidated interest expense and related charges	$60

Income tax benefit (all Corporate and Other)	$70

Net income (loss)
Wholesale Generation	$(251)
Retail Electricity	114
Corporate and Other	(26)

Consolidated net income (loss)	$(163)

Capital expenditures
Wholesale Generation	$84
Retail Electricity	5

Consolidated capital expenditures	$89

(a)	Includes third-party unrealized net losses from mark-to-market valuations of commodity positions of $182 million recorded to the Wholesale Generation segment and $6 million recorded to the Retail Electricity segment. In addition, an unrealized net loss with an affiliate of $113 million was recorded to the Wholesale Generation segment which is eliminated in the consolidated results.

Successor
December 31, 2016
Total assets
Wholesale Generation	$6,952
Retail Electricity	5,753
Corporate and Other and Eliminations	2,462

Consolidated total assets	$15,167

Prior to the Effective Date, our Predecessor’s chief operating decision maker reviewed the retail electricity, wholesale generation and commodity risk management activities together. Consequently, there were no reportable business segments for TCEH.